PROPERTY AND EQUIPMENT (Schedule of Equipment) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,109,504	$ 1,031,765
Less: Accumulated depreciation	683,854	536,703
Property and equipment, net	425,650	495,062
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	55,817	51,323
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	789,135	722,555
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,693	26,028
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 231,859	$ 231,859